Share-Based Compensation (Details Textual) - USD ($)			1 Months Ended		12 Months Ended
	Nov. 06, 2012	May 14, 2010	Apr. 23, 2012	Apr. 23, 2011	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Share-Based Compensation (Textual)
Fair value of options grant date					$ 1.89
Reverse stock split	1-for-10
Restricted stock [Member]
Share-Based Compensation (Textual)
Granted		100,000
Vested			50,000	50,000
Forfeited			50,000
Restricted shares				100,000
Granted during the year fair value					$ 3.94
Restricted stock or unit expense					$ 0	$ 0	$ 0
Options [Member]
Share-Based Compensation (Textual)
Share-based compensation expenses					$ 0	$ 0	$ 0
2010 Plan [Member]
Share-Based Compensation (Textual)
Share-based compensation, Description					The Company may grant options or restricted awards to its employees, directors and consultants to purchase an aggregate of no more than 1,500,000 ordinary shares (on a pre-Reverse Split basis) of the Company, subject to different vesting requirements.
Granted options		180,000
Option grant date and vesting, term						10 years
Exercise price per share		$ 4.00